Loans Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Loans
10.1 Details of loans as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Loans measured at amortized cost	￦	477,066,990	￦	496,800,668
Deferred loan origination fees and costs		638,230		583,572
Less: Allowances for credit losses		(5,633,380)		(5,406,196)

	￦	472,071,840	￦	491,978,044

Summary of Loans for other Banks
10.2 Details of loans to banks as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Loans measured at amortized cost	￦	9,830,773	￦	8,761,115
Less: Allowances for credit losses		(31,158)		(2,039)

	￦	9,799,615	￦	8,759,076

Summary of Loan Types and Customer Types of Loans to Customers other than Banks
10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	188,109,614	￦	203,391,791	￦	—	￦	391,501,405
Loans in foreign currencies		5,978,891		26,954,295		—		32,933,186
Domestic import usance bills		—		3,790,808		—		3,790,808
Off-shore funding loans		—		626,058		—		626,058
Bills bought in Korean won		—		1,862		—		1,862
Bills bought in foreign currencies		—		2,379,270		—		2,379,270
Guarantee payments under acceptances and guarantees		—		16,930		—		16,930
Credit card receivables in Korean won		—		—		23,436,170		23,436,170
Credit card receivables in foreign currencies		—		—		42,304		42,304
Bonds purchased under repurchase agreements		—		4,967,067		—		4,967,067
Privately placed bonds		—		389,783		—		389,783
Factored receivables		7		62,602		—		62,609
Lease receivables		406,844		194,057		—		600,901
Loans for installment credit		6,327,692		798,402		—		7,126,094

		200,823,048		243,572,925		23,478,474		467,874,447

Proportion (%)		42.92		52.06		5.02		100.00
Less: Allowances for credit losses		(1,587,817)		(3,137,665)		(876,740)		(5,602,222)

	￦	199,235,231	￦	240,435,260	￦	22,601,734	￦	462,272,225

(In millions of Korean won)	December 31, 2025
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	195,458,599	￦	213,386,102	￦	—	￦	408,844,701
Loans in foreign currencies		6,139,413		26,054,287		—		32,193,700
Domestic import usance bills		—		3,576,639		—		3,576,639
Off-shore funding loans		—		959,102		—		959,102
Call Loans		—		450,000		—		450,000
Bills bought in Korean won		—		1,691		—		1,691
Bills bought in foreign currencies		—		2,611,182		—		2,611,182
Guarantee payments under acceptances and guarantees		—		5,414		—		5,414
Credit card receivables in Korean won		—		—		23,103,760		23,103,760
Credit card receivables in foreign currencies		—		—		31,326		31,326
Bonds purchased under repurchase agreements		—		8,084,671		—		8,084,671
Privately placed bonds		—		390,175		—		390,175
Factored receivables		3,563		77,811		—		81,374
Lease receivables		429,444		82,883		—		512,327
Loans for installment credit		6,853,732		923,331		—		7,777,063

		208,884,751		256,603,288		23,135,086		488,623,125

Proportion (%)		42.75		52.52		4.73		100
Less: Allowances for credit losses		(1,500,254)		(3,187,999)		(715,904)		(5,404,157)

	￦	207,384,497	￦	253,415,289	￦	22,419,182	￦	483,218,968

Summary of Changes in Deferred Loan Origination Fees and Costs
10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	2024
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	623,493	￦	464,364	￦	(406,506)	￦	—	￦	681,351
Others		76,997		73,259		(57,159)		3,886		96,983

		700,490		537,623		(463,665)		3,886		778,334

Deferred loan origination fees
Loans in Korean won		37,002		44,345		(27,267)		—		54,080
Others		72,244		42,950		(38,031)		8,861		86,024

		109,246		87,295		(65,298)		8,861		140,104

	￦	591,244	￦	450,328	￦	(398,367)	￦	(4,975)	￦	638,230

(In millions of Korean won)

	2025
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	681,351	￦	341,642	￦	(374,539)	￦	—	￦	648,454
Others		96,983		75,892		(81,149)		(2,661)		89,065

		778,334		417,534		(455,688)		(2,661)		737,519

Deferred loan origination fees
Loans in Korean won		54,080		29,801		(28,075)		—		55,806
Others		86,024		64,839		(50,861)		(1,861)		98,141

		140,104		94,640		(78,936)		(1,861)		153,947

	￦	638,230	￦	322,894	￦	(376,752)	￦	(800)	￦	583,572